Employee benefits (Details 1) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current		$ 1,387	$ 1,452
Current net defined benefit liability		1,350	1,421
Non-current provisions for employee benefits	[1]	37	31
Employees variable compensation program [member]
IfrsStatementLineItems [Line Items]
Non-current		322	489
Accrued vacation pay [member]
IfrsStatementLineItems [Line Items]
Non-current		714	505
Salaries and related charges [member]
IfrsStatementLineItems [Line Items]
Non-current		279	327
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Non-current		$ 72	$ 131

[1]	Remaining balance relating to the four-year deferral of 40% of the PPP portion of executive officers and the upper management